Note 17 - Trade Receivables, Net - Summary of Current Trade Receivables (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Statement Line Items [Line Items]
Current accounts	$ 1,387,494	$ 1,778,796
Receivables from related parties	9,448	25,105
Current trade receivables, gross	1,396,942	1,803,901
Allowance for doubtful accounts (see Note 23 (i))	(48,782)	(66,535)
Current trade receivables	$ 1,348,160	$ 1,737,366	$ 1,214,060